REVENUES	6 Months Ended
Jun. 30, 2013
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]
2. REVENUES

2.1 License and research revenue

The Company recognised license and research revenues of $2,923,000 for the first six months of 2013 compared to $4,164,000 for the six month period ended June 30, 2012. Total research and development revenues amounted to $1,502,000 compared to $1,639,000 for the six month period ended June 30, 2012 and licensing fees were recognised for a total of $1,421,000 for the first six months of 2013 compared to $472,000 for the six month period ended June 30, 2012.

The license and research revenues amounting to $2,923,000 relate principally to agreements with undisclosed partners.

2.2 Product sales and services.

The Company recognised product sales of $4,302,000 for the first six months of 2013 primarily in connection with the supply agreement for the manufacture of Coreg CR microparticles with GSK; compared to $5,431,000 for the six month period ended June 30, 2012.

2.3 Other revenues.

The Company recognised other revenues of $3,456,000 for the six-month period ended June 30, 2013 compared to $3,798,000 for the six month period ended June 30, 2012; which includes royalties from the License Agreement with GSK with respect to Coreg CR.